SHORT-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2022
SHORT-TERM INVESTMENTS
SHORT-TERM INVESTMENTS
3.	SHORT-TERM INVESTMENTS

Short-term investments as of December 31, 2021 and 2022 were as follows:

	As of December 31,
	2021	2022
Wealth Management Products	182,556	205,861

The Group classifies the wealth management products as “available-for-sale” debt securities which are recorded at fair value. For the years ended December 31, 2020, 2021 and 2022, the Group recorded RMB 1,137, RMB 8,312 and RMB 4,810 of changes in fair value of these available-for-sale debt securities, net of tax, in other comprehensive loss, respectively, and RMB 970, RMB 7,801 and RMB 4,464 of realized gains transferred from other comprehensive income to other income when the security was sold. The amortized cost of the available-for-sale debt securities approximate their fair value. No credit loss was recognized for the years ended December 31, 2020, 2021 and 2022.